UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Giovine Capital Group LLC

Address:   1333 Second Street, Suite 650
           Santa Monica, CA 90401


Form 13F File Number: 02810343


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Ku
Title:  CFO
Phone:  310-587-2000

Signature,  Place,  and  Date  of  Signing:

/s/ John Ku                        Santa Monica, California           8/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $      356,664
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYS INC COM STK          COMMON STOCK   00724F101     3237   100000 SH       SOLE                 100000      0    0
AMYLIN PHARMACEUTICA LS INC CO COMMON STOCK   032346108    20304   720000 SH       SOLE                 720000      0    0
ANADARKO PETE CORP COM STK     COMMON STOCK   032511107     6752   102000 SH       SOLE                 102000      0    0
APPLE INC COM STK              COMMON STOCK   037833100    14933    25570 SH       SOLE                  25570      0    0
CHEVRON CORPORATION            COMMON STOCK   166764100    10550   100000 SH       SOLE                 100000      0    0
COCA COLA CO COM STK           COMMON STOCK   191216100     7819   100000 SH       SOLE                 100000      0    0
CVS CAREMARK CORP COM STK      COMMON STOCK   126650100    14173   303300 SH       SOLE                 303300      0    0
Chemtura Corp. Commo N STOCK   COMMON STOCK   163893209    13971   963500 SH       SOLE                 963500      0    0
DEERE & CO COM                 COMMON STOCK   244199105     9203   113800 SH       SOLE                 113800      0    0
E TRADE FINL CORP COM STK      COMMON STOCK   269246401     8225  1023000 SH       SOLE                1023000      0    0
GENERAL MLS INC COM STK        COMMON STOCK   370334104     5781   150000 SH       SOLE                 150000      0    0
HEINZ H J CO COM STK           COMMON STOCK   423074103     6689   123000 SH       SOLE                 123000      0    0
HERTZ GLOBAL HOLDING           COMMON STOCK   42805T105     3840   300000 SH       SOLE                 300000      0    0
HOME DEPOT INC COM STK         COMMON STOCK   437076102    14943   282000 SH       SOLE                 282000      0    0
ILLUMINA INC COM STK           COMMON STOCK   452327109    10905   270000 SH       SOLE                 270000      0    0
INTL BUSINESS MACHS CORP COM   COMMON STOCK   459200101     7970    40750 SH       SOLE                  40750      0    0
JOHNSON & JOHNSON COM          COMMON STOCK   478160104     8513   126000 SH       SOLE                 126000      0    0
JOY GLOBAL INC COM STK         COMMON STOCK   481165108    15442   272200 SH       SOLE                 272200      0    0
KANSAS CITY SOUTHN COM STK     COMMON STOCK   485170302     5565    80000 SH       SOLE                  80000      0    0
KIMBERLY-CLARK CORP COM STK    COMMON STOCK   494368103     6785    81000 SH       SOLE                  81000      0    0
KRAFT FOODS INC                COMMON STOCK   50075N104     6063   157000 SH       SOLE                 157000      0    0
LOCKHEED MARTIN CORP COM STK   COMMON STOCK   539830109     9091   104400 SH       SOLE                 104400      0    0
MBIA INC COM STK               COMMON STOCK   55262C100     7567   700000 SH       SOLE                 700000      0    0
MCDONALDS CORP COM             COMMON STOCK   580135101      292     3300 SH       SOLE                   3300      0    0
MEADWESTVACO CORP Com          COMMON STOCK   583334107     8625   300000 SH       SOLE                 300000      0    0
MOSAIC CMPANY                  COMMON STOCK   61945C103    12211   223000 SH       SOLE                 223000      0    0
PACCAR INC COM STK             COMMON STOCK   693718108    14010   357500 SH       SOLE                 357500      0    0
PHILIP MORRIS INTL             COMMON STOCK   718172109    17452   200000 SH       SOLE                 200000      0    0
POST HOLDINGS                  COMMON STOCK   737446104     2768    90000 SH       SOLE                  90000      0    0
RALCORP HOLDINGS INC COM       COMMON STOCK   751028101     6674   100000 SH       SOLE                 100000      0    0
ROCKWOOD HLDGS INC COM STK     COMMON STOCK   774415103    14636   330000 SH       SOLE                 330000      0    0
UNILEVER N V ADR               ADRS STOCKS    904784709    13483   404300 SH       SOLE                 404300      0    0
UNION PACIFIC CORP COM STK     COMMON STOCK   907818108      477     4000 SH       SOLE                   4000      0    0
UNITED PARCEL SERVIC E INC CL  COMMON STOCK   911312106     8112   103000 SH       SOLE                 103000      0    0
VISA INC CLASS A COM STK       COMMON STOCK   92826C839    10051    81300 SH       SOLE                  81300      0    0
WAL-MART STORES INC COM STK    COMMON STOCK   931142103    17695   253800 SH       SOLE                 253800      0    0
WALGREEN CO COM STK            COMMON STOCK   931422109     4733   160000 SH       SOLE                 160000      0    0
YAHOO INC COM STK              COMMON STOCK   984332106     7124   450000 SH       SOLE                 450000      0    0


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